Stock-Based Compensation Stock Based Comp - Composition of CIE Stock-Based Comp Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 13	$ 189	$ 31	$ 49
Caesars Interactive Entertainment [Member] | Property, general, administrative and other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 0	$ 13	$ 189	$ 31	$ 49